Financial assets and liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Nov. 19, 2021
Borrowings
Borrowing arrangements	$ 101,039	$ 81,919
Less: transaction costs	(5,898)	(10,782)
Amortization of carrying amount, net of payments made	31,729	50,757
Total borrowings	126,870	121,894
Current	66,738	54,155
Non-current	60,132	67,739
Total borrowings	126,870	121,894
Credit line facility
Borrowings
Current	7,612	0
Non-current	60,132	0
Borrowings - NovaQuest
Borrowings
Current	59,126	11,153
Non-current	0	67,739
Borrowings - Oaktree
Borrowings
Total borrowings			$ 60,000
Current	$ 0	$ 43,002
Total borrowings			$ 60,000